Description of the Business	12 Months Ended
Dec. 31, 2019
Disclosure Of Description Of Business [Abstract]
Description of the Business

1. Description of the business

ERYTECH Pharma S.A. (“ERYTECH,” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. The Company’s most advanced product candidates are being developed for the treatment of pancreatic cancer.

The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million and a follow-on offering of €30.0 million (on a gross basis before deducting offering expenses), in October 2014. The initial public offering triggered the conversion of the totality of the convertible bonds previously issued. Two private placements of respectively 940,000 ordinary and 793,877 ordinary shares for €25.4 million and €9.9 million (on a gross basis before deducting offering expenses) were completed in December 2015 and 2016 with institutional investors in the United States and in Europe. In April 2017, the Company completed a follow-on offering of €70.5 million (on a gross basis before deducting offering expenses). The Company completed an initial public offering on the Nasdaq Global Select Market raising €124 million ($144 million on a gross basis before deducting offering expenses).

The Company has incurred losses and negative cash flows from operating activities since its inception and had shareholders’ equity of €85,560 thousand as of December 31, 2019 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.

The accompanying consolidated financial statements and related notes (the “Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.

Registered office of ERYTECH Pharma S.A.: 60 avenue Rockefeller, 69008, Lyon, France.

Major events of 2019

Business

May 2019:

•

Acceptance by the U.S. Food and Drug Administration (FDA) of the Company’s Investigational New Drug (IND) application for eryaspase, consisting of the enzyme L-asparaginase encapsulated inside donor derived red blood cells. The acceptance of the IND will enable ERYTECH to initiate enrollment at U.S. clinical trial sites for its ongoing pivotal Phase 3 TRYbeCA-1 trial evaluating eryaspase in second-line pancreatic cancer.

June 2019:

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Opening of a new U.S.-based GMP manufacturing facility in Princeton, New Jersey, United States. The facility will support production capacity needs for eryaspase, the Company’s lead product candidate, for patients in the United States.

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The Company signed an agreement with SQZ Biotechnologies (SQZ), a cell therapy company developing novel treatments in multiple therapeutic areas, to collaborate on the advancement of novel red blood cell-based therapeutics for immune modulation. The Company is eligible to receive up to $57 million in combined upfront and potential development, regulatory and commercial milestone payments for the first product successfully developed by SQZ under this agreement. The Company will also be eligible to receive sales royalties.

•

Enrollment of first patient in the Phase 2 clinical trial, named TRYbeCA-2, evaluating the Company’s lead product candidate, eryaspase, for the treatment of first line triple negative breast cancer (TNBC).

November 2019:

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The Company achieved two important milestones for the TRYbeCA-1 Phase 3 clinical trial of eryaspase in second line metastatic pancreatic cancer. TRYbeCA-1 was opened for patient enrollment in the United States and the first site was activated. The Company expects to expand the trial to approximately 100 sites across several European countries and the United States. The manufacturing of eryaspase for the patients to be treated in the United States will take place at the Company’s newly established manufacturing facility in Princeton, New Jersey.

•	Publication of the full results from the Phase 2b trial evaluating eryaspase in metastatic pancreatic in the European Journal of Cancer.

Management

January 2019:

•	Grant of 36,150 free shares and 38,025 stock-options to employees.
•	Eric Soyer was appointed as Deputy General Manager of the Company.

April 2019:

•

Grant of 94,200 free shares (of which 36,000 to executives and 58,200 to employees), 76,905 stock-options (of which 44,200 to executives and 32,705 to employees) and 25,998 warrants to members of the board of directors.

June 2019:

•

Dr. Jean-Paul Kress was appointed as Chairman of the Board of Directors by the Board of Directors following his appointment as board member at the Company’s Annual General Meeting of Shareholders held on June 21, 2019. Dr. Kress has over 25 years’ experience as a senior executive officer in international biotechnology and pharmaceutical groups. He was Chairman and Chief Executive Officer of Syntimmune (Cambridge, MA, US) until the end of 2018, when the company was acquired by Alexion Pharmaceuticals.

July 2019:

•	Grant of 59,123 stock-options to executives.

October 2019:

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Grant of 300,941 free shares (of which 149,999 to executives and 150,942 to employees), 347,250 stock-options (of which 217,500 to executives and 129,750 to employees) and 75,000 warrants to members of the board of directors.

Major events of 2018

June 2018:

•

The Company announced that it will focus its development efforts for the product candidate eryaspase on the potential treatment of selected solid tumor indications. The Company also announced its plans to cease the development program for eryaspase in ALL, including the withdrawal of its previously submitted European MAA for eryaspase for the treatment of relapsed and refractory ALL.

•	The Company signed a lease agreement in order to establish a manufacturing facility in the United States (Princeton, New Jersey).

Major events of 2017

April 2017:

•	The Company completed a private placement of 3,000,000 ordinary shares with investors in the United States and Europe, for total gross proceeds of approximately €70.5 million.

November 2017:

•

The Company completed an underwritten global offering of an aggregate of 6,180,137 ordinary shares, including the full exercise of the underwriters’ options to purchase additional shares, for gross proceeds of $144 million. The global offering consisted of a U.S. initial public offering of 5,389,021 American Depositary Shares, each representing one ordinary share and a concurrent private placement in Europe and other countries outside of the United States and Canada of 791,116 ordinary shares. The net proceeds from the global offering were approximately €112 million ($130 million).